BUSINESS COMBINATIONS AND ACQUISITIONS OF NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Acquisition of a subsidiary, net of cash acquired	$ (57,476)	$ 0	$ 0
Abliva AB
Disclosure of detailed information about business combination [line items]
Acquisition of a subsidiary, net of cash acquired	(60,087)
Net cash acquired with the subsidiary (included in cash flows from investing activities)	2,611
Acquisition-related costs of the acquisition (included in cash flows from operating activities)	(11,263)
Acquisition of non-controlling interests (included in cash flows from financing activities)	(7,876)
Net cash flow on acquisition	$ (76,615)